Financial Risk Management (Details) - Schedule of Group’s Financial Liabilities Based on their Contractual Maturities - Financial Liabilities [Member] - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Schedule of Group’s Financial Liabilities Based on their Contractual Maturities [Line Items]
Borrowings	$ 1,728,190	$ 3,889,131
Trade payables	8,430,154	6,802,780
Other financial liabilities	243,655	1,715,060
Other current liabilities	3,413,025	2,452,190
Customer Acquisition Payable
Total	13,815,024	14,859,161
Less than 1 year [Member]
Schedule of Group’s Financial Liabilities Based on their Contractual Maturities [Line Items]
Borrowings	1,728,190	3,889,131
Trade payables	8,430,154	6,802,780
Other financial liabilities	243,655	1,715,060
Other current liabilities	3,413,025	2,452,190
Customer Acquisition Payable
Total	13,815,024	14,859,161
1 – 2 years [Member]
Schedule of Group’s Financial Liabilities Based on their Contractual Maturities [Line Items]
Borrowings
Trade payables
Other financial liabilities
Customer Acquisition Payable
Total
2 – 3 years [Member]
Schedule of Group’s Financial Liabilities Based on their Contractual Maturities [Line Items]
Borrowings
Trade payables
Other financial liabilities
Customer Acquisition Payable
Total
More than 3 years [Member]
Schedule of Group’s Financial Liabilities Based on their Contractual Maturities [Line Items]
Borrowings
Trade payables
Other financial liabilities
Customer Acquisition Payable
Total